Goodwill and Intangible Assets - Summary of Carrying Amounts of Goodwill and Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance		$ 4,505	$ 4,391	$ 4,264
Goodwill recognized		255
Manulife TEDA Fund Management [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Cash transferred	$ 334
Fair value of joint venture interest valued	321
Goodwill recognized	$ 255
Percentage of voting equity interests acquired	51.00%
Manulife TEDA Fund Management [Member] | Indefinite Life Fund Management Contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	$ 185
Manulife TEDA Fund Management [Member] | Distribution networks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	52
Manulife TEDA Fund Management [Member] | Finite Life Management Contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	$ 3
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance		1,068	1,102	1,091
Distribution networks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance		881	834	888
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance		643	582	687
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance		52	48	49
Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance		1,048	1,034	$ 788
US wealth and asset management [member] | Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance		273	273
Canada wealth and asset management [member] | Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance		397	386
Gross Carrying Value [Member] | Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets		2,736	2,955
Gross Carrying Value [Member] | Distribution networks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets		1,517	1,511
Gross Carrying Value [Member] | Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets		1,146	1,136
Gross Carrying Value [Member] | Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets		$ 136	$ 138